Equity (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2025 SGD ($) shares	Apr. 30, 2024 USD ($) shares	Apr. 30, 2024 SGD ($) $ / shares shares
Class of Stock [Line Items]
Authorized share capital | $	$ 100,000
Company received from investors for issuance		$ 13,331,154	$ 193,000	$ 255,195		$ 837
Company received from investors for issuance shares			128,125	128,125
Company received share application monies					$ 6,514,133	8,297,201
Company received share application monies | $						$ (8,296,364)
Average issue price | $ / shares						$ 1.46
Ordinary shares, shares issued | $	$ 3.22
Investor [Member]
Class of Stock [Line Items]
Company received share application monies					$ 29,246	$ 37,251
Relation planned issuance shares					5,686,501	5,686,501
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	950,000,000
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares issued	31,572,001		25,727,001			25,598,876
Ordinary shares, shares issued	232,875
Ordinary shares, shares issued per share | $ / shares	$ 5.00
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	50,000,000
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares issued	31,572,001		25,727,001			25,598,876